Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock-Based Awards
Stock-Based Awards

10. Stock-Based Awards

2013 Equity Incentive Plan

Effective November 1, 2013, the Company’s board of directors and sole stockholder adopted the Jaguar Animal Health, Inc. 2013 Equity Incentive Plan (the “2013 Plan”). The 2013 Plan allows the Company’s board of directors to grant stock options, restricted stock awards and restricted stock unit awards to employees, officers, directors and consultants of the Company. As of December 31, 2013, the Company had reserved 300,000 shares of its common stock for issuance under the 2013 Plan. In April 2014, the board of directors amended the 2013 Plan to increase the shares reserved for issuance to 847,533 shares. Following the effective date of the IPO and after effectiveness of any grants under the 2013 Plan that are contingent on the IPO, the 2013 Plan was terminated and no additional stock awards will be granted under the 2013 Plan.

2014 Equity Incentive Plan

In July 2014, the Company adopted the Jaguar Animal Health, Inc. 2014 Stock Incentive Plan (“2014 Plan”). The 2014 Plan provides for the grant of incentive stock options to eligible employees, and for the grant of nonstatutory stock options, restricted stock, and RSUs to eligible employees, directors and consultants. The Company has reserved 333,333 shares of common stock for issuance pursuant to the 2014 Plan. During the nine months ended September 30, 2015, 147,500 options were granted, 90,000 of which were granted to members of the Company’s board of directors, 25,000 to an outside consultant and 32,500 to employees. Following the effective date of the IPO, any stock awards granted by the Company will be under the 2014 Plan. The Company has 185,833 shares available for grant at September 30, 2015.

Stock-Based Compensation

The Company recognizes compensation expense for only the portion of the awards that are expected to vest. The Company recorded stock-based compensation expense of $429,468 as research and development expense, $44,462 as selling and marketing expense and $354,119 as general and administrative expense for the nine months ended September 30, 2015.

11. Stock-Based Awards

2013 Equity Incentive Plan

        Effective November 1, 2013, the Company's board of directors and sole stockholder adopted the Jaguar Animal Health, Inc. 2013 Equity Incentive Plan (the "2013 Plan"). The 2013 Plan allows the Company's board of directors to grant stock options, restricted stock awards and restricted stock unit awards to employees, officers, directors and consultants of the Company. As of December 31, 2013, the Company had reserved 300,000 shares of its common stock for issuance under the 2013 Plan. In April 2014, the board of directors amended the 2013 Plan to increase the shares reserved for issuance to 847,533 shares. Following the effective date of the IPO and after effectiveness of any grants under the 2013 Plan that are contingent on the IPO, the 2013 Plan will be terminated and no additional stock awards will be granted under the 2013 Plan.

2014 Equity Incentive Plan

        In July 2014, the Company adopted the Jaguar Animal Health, Inc. 2014 Stock Incentive Plan ("2014 Plan"). The 2014 Plan provides for the grant of incentive stock options to eligible employees, and for the grant of nonstatutory stock options, restricted stock, and RSUs to eligible employees, directors and consultants. The Company has reserved 333,333 shares of common stock for issuance pursuant to the 2014 Plan. To date, no stock awards have been granted under the 2014 Plan. Following the effective date of an IPO, any stock awards granted by the Company will be under the 2014 Plan.

Stock Options

        During the year ended December 31, 2014, the Company granted stock options under the 2013 Plan for the purchase of 753,110 shares of common stock to employees and a non-employee director at a weighted-average exercise price of $2.66. The vesting conditions of these awards are time-based, and the awards all vest 25% after 9 months and monthly thereafter for the next 27 months. Awards expire after 10 years.

        The Company grants stock options with exercise prices equal to the fair value of its common stock as of the date of grant. The Company only recognizes stock-based compensation cost for those shares underlying stock options that are expected to vest on a straight-line basis over the requisite service period of the award. The process of estimating the fair value of stock awards and recognizing stock-based compensation cost over their requisite service period involves significant assumptions and judgments. In addition, judgment is also required in estimating the number of stock-based awards that are expected to be forfeited. The Company estimates the fair value of stock option awards on the date of grant using the Black-Scholes option-valuation model for the remaining awards, which requires it to use certain assumptions regarding: (i) the expected volatility in the market price of its common stock; (ii) dividend yield; (iii) risk-free interest rates; and (iv) the period of time employees are expected to hold the award prior to exercise (referred to as the expected holding period). As a result, if the Company revises its assumptions and estimates, stock compensation expense could change materially for future grants. The Company estimates forfeitures at the time of grant and revises those estimates periodically in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. All stock-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods. If the actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. The Company classifies stock compensation expense in the statement of comprehensive loss in the same manner in which the recipient's payroll costs are classified.

        The relevant data used to determine the weighted-average grant date fair value of $1.545 of the stock option grants is as follows, presented on a weighted-average basis:

Year Ended December 31, 2014
Risk free interest rate	2%
Expected term (in years)	5.81
Expected volatility	63%
Expected dividend yield	0%

        The following table summarizes stock option activity for the year ended December 31, 2014:

	Shares issuable under options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2013	—	$—
Granted	753,110	2.66
Forfeited—Unvested	(93,556)	2.54

Outstanding as of December 31, 2014	659,554	2.67	9.3

Options expected to vest as of December 31, 2014	659,554	2.67	9.3

Options exercisable as of December 31, 2014	—

Restricted Stock Units

        The Company's 2013 Plan provides for the award of restricted stock units ("RSUs") with time-based and liquidity-event based vesting. Unvested RSUs may not be sold or transferred by the holder. These restrictions lapse according to the vesting.

        During the year ended December 31, 2014, the Company granted 79,297 RSUs. These shares vest upon the occurrence of both a liquidity event and satisfaction of the service-based requirement. The time-based vesting provides that 50% of the RSU will vest on January 1, 2016 and the remaining 50% will vest on July 1, 2017. Because the liquidity condition is not met until the occurrence of a qualifying liquidity event (an IPO or change of control), the Company has not recorded any expense to date relating to the RSU grants. In connection with the IPO, the Company will begin recording stock compensation expense based on the grant date fair value of the RSUs using the straight-line method, net of estimated forfeitures. If the IPO had occurred on December 31, 2014, the Company would have recorded $24,920 of stock-based compensation expense on that date related to RSUs and would have had an additional $85,689 in unamortized stock-based compensation expense related to RSUs. During the year ended December 31, 2014, 10,395 of these RSUs were forfeited.

        The Company did not grant any RSUs prior to December 31, 2013.

Stock-Based Compensation

        The Company recognizes compensation expense for only the portion of the awards that are expected to vest. The Company recorded stock-based compensation expense related to stock options of $93,360 and $70,796 to general and administrative expense and research and development expense, respectively.

        As of December 31, 2014, the Company had $576,223, net of estimated forfeitures, of unrecognized stock-based compensation expense for options outstanding, which is expected to be recognized over a weighted-average period of 2.3 years.